REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of revenue [text block] [Abstract]
Schedule of detail of revenues
	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$

Passengers	2,713,774	9,005,629	8,708,988
Cargo	1,209,893	1,064,434	1,186,468
Total	3,923,667	10,070,063	9,895,456